Eaton Vance

Arizona Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.8%

Security	Principal Amount (000’s omitted)	Value
Education — 18.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$288,435
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	62,232
5.00%, 7/15/40(1)	350	395,031
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada):
4.00%, 7/15/40(1)	60	64,219
4.00%, 7/15/50(1)	60	63,430
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	545,344
Arizona State University:
5.00%, 7/1/36	1,150	1,324,098
Green Bonds, 5.00%, 7/1/40	1,000	1,254,390
Prerefunded to 7/1/22, 5.00%, 7/1/37	830	855,888
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 2.125%, 7/1/33	250	243,925
(AMT), 5.00%, 7/1/28	850	1,047,540
Glendale Industrial Development Authority, AZ, (Midwestern University):
5.00%, 5/15/25	1,500	1,532,895
5.00%, 5/15/31	175	220,440
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	479,351
Northern Arizona University, 5.00%, 6/1/38	1,000	1,168,420
Pima County Community College District, AZ:
5.00%, 7/1/33	300	369,888
5.00%, 7/1/35	720	884,621
University of Arizona:
5.00%, 6/1/38	1,500	1,763,610
5.00%, 8/1/38	600	764,250
5.00%, 6/1/42	500	619,840

		$13,947,847

Electric Utilities — 5.6%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,314,094
Pinal County Electrical District No. 3, AZ:
5.00%, 7/1/29	450	569,529
5.00%, 7/1/33	1,000	1,172,730
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	1,000	1,229,390

		$4,285,743

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 2.7%
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	$170	$175,447
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	217,492
Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	1,500	1,686,120

		$2,079,059

General Obligations — 9.9%
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$1,181,600
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	254,669
Flagstaff, AZ, 4.00%, 7/1/28	110	130,969
Kyrene Elementary School District No. 28, AZ:
4.00%, 7/1/35	130	154,534
4.00%, 7/1/36	175	207,477
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/38	350	413,700
4.00%, 7/1/39	600	709,140
4.00%, 7/1/40	1,000	1,175,840
Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	408,590
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	352,197
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	911,857
Tempe, AZ, 5.00%, 7/1/30	1,000	1,250,220
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	383,687

		$7,534,480

Hospital — 10.7%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,876,588
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), 3.00%, 2/1/39	1,000	1,064,660
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	575,210
5.00%, 1/1/38	1,000	1,193,070
Maricopa County Industrial Development Authority, AZ, (HonorHealth):
4.00%, 9/1/37	250	297,042
5.00%, 9/1/32	400	496,100
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 4.00%, 4/1/36	840	999,029
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	539,645
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,119,560

		$8,160,904

Housing — 2.1%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	$125	$149,720
5.00%, 7/1/37	500	589,715
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	596,280
5.00%, 7/1/44	250	295,245

		$1,630,960

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$272,727
4.50%, 8/1/42	850	866,762

		$1,139,489

Insured-Electric Utilities — 2.2%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$464,189
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	484,835
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	129,289
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	320	347,312
(NPFG), Series SS, 5.00%, 7/1/25	220	223,045

		$1,648,670

Insured-General Obligations — 11.5%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$1,340,724
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	589,380
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	3,084,678
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/33	435	521,691
(BAM), 4.00%, 7/1/34	230	274,084
(BAM), 4.00%, 7/1/37	375	443,542
(BAM), 4.00%, 7/1/39	400	470,988
Santa Cruz Valley Unified School District No. 35, AZ:
(AGM), 4.00%, 7/1/25	130	145,346
(AGM), 4.00%, 7/1/27	125	145,274
(AGM), 4.00%, 7/1/28	200	236,148
(AGM), 4.00%, 7/1/29	310	371,337
Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	1,135,250

		$8,758,442

Insured-Special Tax Revenue — 5.6%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,440,213
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	2,512,782
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	340,461

		$4,293,456

Other Revenue — 2.5%
Oro Valley, AZ, Excise Tax and Parks and Recreation Tax Revenue:
5.00%, 7/1/27(2)	$225	$276,149
5.00%, 7/1/28(2)	175	219,055
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,372,580

		$1,867,784

Senior Living/Life Care — 2.6%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$566,220
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	234,769

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	$380	$425,893
4.00%, 12/1/30	500	562,310
6.00%, 12/1/32	230	231,070

		$2,020,262

Special Tax Revenue — 9.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$122,359
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	1,000	1,026,190
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	580	564,624
Mesa, AZ, Excise Tax Revenue:
4.00%, 7/1/33	200	241,660
4.00%, 7/1/37	250	297,913
Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,031,360
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	700,656
4.00%, 8/1/36	500	580,470
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,388,668
Tempe, AZ, Transit Excise Tax Revenue:
5.00%, 7/1/37	625	645,137
Prerefunded to 7/1/22, 5.00%, 7/1/37	375	386,828

		$6,985,865

Transportation — 4.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,115,290
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,143,360

		$3,258,650

Water and Sewer — 5.1%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,743,750
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/36	750	844,523
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	660,224
5.00%, 7/1/35	530	637,542

		$3,886,039

Total Tax-Exempt Municipal Obligations — 93.8% (identified cost $66,606,186)		$71,497,650

Taxable Municipal Obligations — 3.9%

Education — 0.5%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$175,773
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	125	125,833
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	140	139,346

		$440,952

Special Tax Revenue — 3.4%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$866,235

Security	Principal Amount (000’s omitted)	Value
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	$415	$406,796
1.345%, 7/1/28	1,330	1,303,586

		$2,576,617

Total Taxable Municipal Obligations — 3.9% (identified cost $3,035,000)		$3,017,569

Total Investments — 97.7% (identified cost $69,641,186)		$74,515,219

Other Assets, Less Liabilities — 2.3%		$1,740,198

Net Assets — 100.0%		$76,255,417

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 11.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $1,842,656 or 2.4% of the Fund’s net assets.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$71,497,650	$—	$71,497,650
Taxable Municipal Obligations	—	3,017,569	—	3,017,569
Total Investments	$—	$74,515,219	$—	$74,515,219

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.